Consolidated Statements of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales:
Products	$ 7,192	$ 7,535	$ 7,552
Services	5,437	5,611	5,606
Total net sales	12,629	13,146	13,158
Cost of sales:
Products	(6,409)	(6,724)	(6,673)
Services	(4,962)	(5,071)	(5,043)
Total cost of sales	(11,371)	(11,795)	(11,716)
Impairment charge			(43)
Operating income	1,258	1,351	1,399
Interest expense	(177)	(184)	(204)
Interest and other income, net	15	8
Debt retirement charge		(13)	(35)
Income from continuing operations before income taxes	1,096	1,162	1,160
Provision for income taxes	(309)	(374)	(296)
Income from continuing operations	787	788	864
Income from discontinued operations, net of income tax		32	104
Net income	787	820	968
Net income attributable to noncontrolling interests	(9)	(10)	(12)
Net income attributable to L-3	778	810	956
Net income allocable to participating securities			(2)
Net income allocable to L-3 Holdings' common shareholders	$ 778	$ 810	$ 954
Basic earnings per share allocable to L-3 Holdings' common shareholders:
Continuing operations	$ 8.70	$ 8.12	$ 8.17
Discontinued operations		$ 0.29	$ 0.97
Basic earnings per share	$ 8.70	$ 8.41	$ 9.14
Diluted earnings per share allocable to L-3 Holdings' common shareholders:
Continuing operations	$ 8.54	$ 8.01	$ 8.08
Discontinued operations		$ 0.29	$ 0.95
Diluted earnings per share	$ 8.54	$ 8.30	$ 9.03
Cash dividends paid per common share	$ 2.20	$ 2.00	$ 1.80
L-3 Holdings' weighted average common shares outstanding:
Basic	89.4	96.3	104.4
Diluted	91.1	97.6	105.6